Borrowings, Financing And Debentures - Schedule Of Changes In Balances Of Borrowings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at December 31, 2018	R$ 10,786,374	R$ 7,994,145
Assumed in a business combination	7,250,735
New borrowings and financing	1,354,765	5,346,145	R$ 5,015,278
Amortizations	(8,483,892)	(2,643,575)
Financial charges accrued	1,029,705	494,422
Payment of financial charges	(1,293,094)	(499,798)
Exchange variation (unrealized)	973,442	88,097
Exchange variation (realized)	35,429	5,903
Translation effects (other comprehensive income)	2,169,449	1,035
Balance at December 31, 2019	R$ 13,822,913	R$ 10,786,374	R$ 7,994,145